Intangible Assets (Details) - GBP (£) £ in Thousands		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets	[1]	£ 62,256	£ 33,112
Ending balance, intangible assets		56,189	62,256	[1]
Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		69,550	38,751
Ending balance, intangible assets			69,550
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		83,079	48,003
Additions		4	42
On acquisition of subsidiary		1,249	39,614
Reclassification		0	0
Disposals		272	19
Effect of foreign exchange translations		5,439	(4,561)
Ending balance, intangible assets		89,499	83,079
Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			54,524
Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			(6,521)
Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		(20,823)	(14,891)
Disposals		(272)	(2)
Effect of foreign exchange translations		1,596	(1,281)
Charge for the year		11,163	7,215
Ending balance, intangible assets		(33,310)	(20,823)
Amortisation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			(15,773)
Amortisation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			882
Client relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		61,372
Ending balance, intangible assets		55,843	61,372
Client relationship | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		80,623	45,489
Additions		0	0
On acquisition of subsidiary		1,240	39,559
Reclassification		0	0
Disposals		0	0
Effect of foreign exchange translations		5,410	(4,425)
Ending balance, intangible assets		87,273	80,623
Client relationship | Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			45,489
Client relationship | Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Client relationship | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		(19,251)	(13,800)
Disposals		0	0
Effect of foreign exchange translations		1,562	(1,205)
Charge for the year		10,617	6,656
Ending balance, intangible assets		(31,430)	(19,251)
Client relationship | Amortisation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			(13,800)
Client relationship | Amortisation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Software and licences
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		93
Ending balance, intangible assets		58	93
Software and licences | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		777	767
Additions		4	23
On acquisition of subsidiary		9	54
Reclassification		0	0
Disposals		0	19
Effect of foreign exchange translations		8	(48)
Ending balance, intangible assets		798	777
Software and licences | Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			7,288
Software and licences | Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			(6,521)
Software and licences | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		(684)	(674)
Disposals		0	(2)
Effect of foreign exchange translations		9	(35)
Charge for the year		47	47
Ending balance, intangible assets		(740)	(684)
Software and licences | Amortisation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			(1,556)
Software and licences | Amortisation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			882
Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Ending balance, intangible assets		0	0
Non-compete agreement | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		128	144
Additions		0	0
On acquisition of subsidiary		0	0
Reclassification		0	0
Disposals		0	0
Effect of foreign exchange translations		18	(16)
Ending balance, intangible assets		146	128
Non-compete agreement | Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			144
Non-compete agreement | Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Non-compete agreement | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		(128)	(144)
Disposals		0	0
Effect of foreign exchange translations		18	(16)
Charge for the year		0	0
Ending balance, intangible assets		(146)	(128)
Non-compete agreement | Amortisation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			(144)
Non-compete agreement | Amortisation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		182
Ending balance, intangible assets		0	182
Trade name | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		272	272
Additions		0	0
On acquisition of subsidiary		0	0
Reclassification		0	0
Disposals		272	0
Effect of foreign exchange translations		0	0
Ending balance, intangible assets		0	272
Trade name | Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			272
Trade name | Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Trade name | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		(90)	(36)
Disposals		(272)	0
Effect of foreign exchange translations		0	0
Charge for the year		182	54
Ending balance, intangible assets		0	(90)
Trade name | Amortisation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			(36)
Trade name | Amortisation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Supplier relationships
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		80
Ending balance, intangible assets		56	80
Supplier relationships | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		120	120
Additions		0	0
On acquisition of subsidiary		0	0
Reclassification		0	0
Disposals		0	0
Effect of foreign exchange translations		0	0
Ending balance, intangible assets		120	120
Supplier relationships | Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			120
Supplier relationships | Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Supplier relationships | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		(40)	(16)
Disposals		0	0
Effect of foreign exchange translations		0	0
Charge for the year		24	24
Ending balance, intangible assets		(64)	(40)
Supplier relationships | Amortisation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			(16)
Supplier relationships | Amortisation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Software own work-concluded projects
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		529
Ending balance, intangible assets		232	529
Software own work-concluded projects | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		1,159	1,089
Additions		0	0
On acquisition of subsidiary		0	0
Reclassification		0	138
Disposals		0	0
Effect of foreign exchange translations		3	(68)
Ending balance, intangible assets		1,162	1,159
Software own work-concluded projects | Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			1,089
Software own work-concluded projects | Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Software own work-concluded projects | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		(630)	(221)
Disposals		0	0
Effect of foreign exchange translations		7	(25)
Charge for the year		293	434
Ending balance, intangible assets		(930)	(630)
Software own work-concluded projects | Amortisation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			(221)
Software own work-concluded projects | Amortisation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Other intangible assets in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Ending balance, intangible assets		0
Other intangible assets in progress | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Additions		0
On acquisition of subsidiary		0
Reclassification		0
Disposals		0
Effect of foreign exchange translations		0
Ending balance, intangible assets		0	0
Other intangible assets in progress | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Disposals		0
Effect of foreign exchange translations		0
Charge for the year		0
Ending balance, intangible assets		0	0
Software own work-projects in progress
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0
Ending balance, intangible assets			0
Software own work-projects in progress | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		0	122
Additions			19
On acquisition of subsidiary			1
Reclassification			(138)
Disposals			0
Effect of foreign exchange translations			(4)
Ending balance, intangible assets			0
Software own work-projects in progress | Cost | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			122
Software own work-projects in progress | Cost | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Software own work-projects in progress | Amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets		£ 0	0
Disposals			0
Effect of foreign exchange translations			0
Charge for the year			0
Ending balance, intangible assets			0
Software own work-projects in progress | Amortisation | Previously stated
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			0
Software own work-projects in progress | Amortisation | Increase (decrease) due to changes in accounting policy required by IFRSs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance, intangible assets			£ 0

[1]	Restated to include the effects of IFRIC agenda decision on cloud configuration and customisation costs and to include the effect of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).